Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Common Stock
Amount Registered | shares	5,355,548
Proposed Maximum Offering Price per Unit	2.30
Maximum Aggregate Offering Price	$ 12,317,760.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,701.08
Offering Note	Represents the maximum number of shares of Series A Common Stock (the "Common Stock") of Presidio Property Trust, Inc. (the "Company") that may be issued to the holders of the Company's 9.375% Series D Cumulative Redeemable Perpetual Preferred Stock (the "Series D Preferred Stock") who tender their shares of the Series D Preferred Stock into the Exchange Offer (as defined in the Prospectus) Calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee for this offering, based on the average of the high and low prices of the Common Stock, as reported on The Nasdaq Stock Market on August 5, 2026 ($2.3 per share), multiplied by the estimated maximum number of shares of the Common Stock (5,355,548) that may be issued.